Fees and Expenses	Jan. 28, 2026
First American Multi-Manager Domestic Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Domestic Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the costs of investing in the Domestic Equity Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Domestic Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Equity Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Domestic Equity Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Domestic Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Domestic Equity Fund’s performance. During the most recent fiscal year, the Domestic Equity Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	40.00%
First American Multi-Manager International Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Equity Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	70.00%
First American Multi-Manager Fixed-Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fixed-Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses do not correlate to the “Ratios of Average Net Assets of Expenses, Prior to Expenses Waived/Reimbursed/Recouped” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds).
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the costs of investing in the Fixed-Income Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fixed-Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed-Income Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fixed-Income Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed-Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fixed-Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%